VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FACSIMILE: 312-609-5005

OFFICES IN CHICAGO, NEW YORK CITY AND ROSELAND, NEW JERSEY

April 27, 2007

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	William Blair Funds
Post-Effective Amendment No. 55 under the Securities Act of 1933 and No. 56 under Investment Company Act of 1940
File Nos. 33-17463 and 811-5344

To the Commission:

On behalf of William Blair Funds (the “Trust”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A (Post-Effective Amendment No. 56 under the 1940 Act), including exhibits, marked to show changes from the Trust’s previously filed Post-Effective Amendment No. 52 to its Registration Statement. Post-Effective Amendments Nos. 53 and 54 to the Trust’s Registration Statement were filed for the purpose of creating stand-alone prospectuses and statement of additional information for the William Blair Bond Fund, a new series of the Trust, and to add “red herring” language to such prospectuses and statement of additional information.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Trust’s financial statements and making certain other non-material changes. We intend for this Amendment to become effective on May 1, 2007.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (312) 609-7753 if you have any questions.

Very truly yours,

/s/John S. Marten
John S. Marten

JSM/

Enclosures